Schedule of Investments (unaudited) February 28, 2022	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$500	$588,106

New Jersey — 78.7%

Corporate — 2.2%
New Jersey Economic Development Authority, RB, AMT, 4.00%, 08/01/59	4,200	4,493,777
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,384,632
3.50%, 04/01/42	720	731,963
Series A, AMT, 2.20%, 10/01/39(a)	2,130	2,141,609

		8,751,981

County/City/Special District/School District — 17.1%
Carlstadt School District, Refunding GO, (SCH BD RES FD), 4.00%, 05/01/30	1,415	1,494,734
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/26(b)	860	988,493
City of East Orange New Jesery, Refunding GO
(AGM), 3.00%, 09/15/30	2,200	2,345,642
(AGM), 3.00%, 09/15/31	2,200	2,337,243
City of Perth Amboy New Jersey, Refunding GO, Series A, (BAM), 4.00%, 03/15/29	1,200	1,374,077
Clifton Board of Education, GO
(AGM), 2.25%, 08/15/45	1,790	1,560,382
(AGM), 2.25%, 08/15/46	1,850	1,602,209
County of Mercer New Jersey, Refunding GO
2.38%, 02/15/30	1,400	1,435,134
3.00%, 02/15/31	1,585	1,670,446
Egg Harbor Township School District, Refunding GO, (AGM), 5.75%, 07/15/25	2,000	2,293,388
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,470	8,290,019
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,901,724
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	920	1,034,507
(SCH BD RES FD), 4.00%, 07/15/39	840	941,992
Hudson County Improvement Authority, RB
3.00%, 10/01/36	5,950	6,284,521
4.00%, 10/01/51	3,500	3,876,719
Jersey City Redevelopment Agency, RB, (MUN GOVT GTD), 4.00%, 12/15/31	1,495	1,766,788
Monmouth County Improvement Authority, RB
Series B, (GTD), 4.00%, 12/01/38	250	284,904
Series B, (GTD), 4.00%, 12/01/39	590	670,437
Monmouth Regional High School District, GO, (SCH BD RES FD), 3.00%, 02/01/34	1,260	1,323,258
New Jersey Economic Development Authority, RB
5.00%, 06/15/23(b)	2,000	2,101,200
Series AAA, 5.00%, 06/15/41	1,990	2,227,560
Series KK, 5.00%, 09/01/22(b)	1,070	1,093,261
Series QQQ, 4.00%, 06/15/50	1,075	1,146,125
Series B, AMT, 6.50%, 04/01/31	1,725	1,911,031
Newark Board of Education, Refunding GO
(SCH BD RES FD), 5.00%, 07/15/22	75	76,142
(SCH BD RES FD), 5.00%, 07/15/23	150	157,560

Security	Par (000)	Value

County/City/Special District/School District (continued)
Newark Board of Education, Refunding GO (continued)
(SCH BD RES FD), 5.00%, 07/15/24	$225	$243,413
(BAM), 5.00%, 07/15/25	125	139,202
(BAM), 5.00%, 07/15/26	140	159,597
(BAM), 5.00%, 07/15/27	175	203,938
(BAM), 3.00%, 07/15/39	630	646,391
Sparta Township Board of Education, Refunding GO, (SCH BD RES FD), 5.00%, 02/15/25(b)	1,350	1,494,985
Toms River Board of Education, GO, (SCH BD RES FD), 3.00%, 07/15/37	4,605	4,766,962
Township of Bloomfield New Jersey, Refunding GO
3.00%, 02/01/32	1,000	1,049,684
3.00%, 02/01/33	1,040	1,086,641
Township of Irvington New Jersey, Refunding GO, Series A, (AGM), 5.00%, 07/15/24(b)	2,445	2,661,559
Township of Monroe New Jersey/Gloucester County, Refunding GO
3.00%, 05/01/32	405	422,017
3.00%, 06/01/37	385	396,555
3.00%, 06/01/38	410	421,234
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 4.75%, 12/01/31	1,240	1,243,322

		67,124,996

Education — 9.4%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,331,337
Gloucester County Improvement Authority, RB
5.00%, 07/01/44	530	581,721
Series A, 5.00%, 07/01/34	1,855	2,052,552
New Jersey Economic Development Authority, RB
6.00%, 10/01/43	1,000	1,058,892
Series A, 5.00%, 07/01/27(c)	170	177,868
Series A, 5.13%, 11/01/29(c)	100	106,148
Series A, 5.25%, 07/01/37(c)	470	497,082
Series A, 6.25%, 11/01/38(c)	210	236,251
Series A, 5.00%, 06/15/39(c)	825	886,497
Series A, 5.00%, 07/01/47	265	277,018
Series A, 5.38%, 07/01/47(c)	815	853,273
Series A, 5.00%, 12/01/48	2,190	2,472,361
Series A, 5.00%, 06/15/49(c)	135	143,186
Series A, 5.00%, 07/01/50	200	223,286
Series A, 6.50%, 11/01/52(c)	1,210	1,349,991
Series A, 5.25%, 11/01/54(c)	1,100	1,139,688
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	3,192,514
(AGM), 5.00%, 06/01/42	690	797,386
Series A, 3.50%, 09/01/22(c)	40	40,343
Series A, 4.75%, 08/01/24(c)	150	153,365
Series A, 5.63%, 08/01/34(c)	250	259,516
Series A, 5.00%, 09/01/37(c)	315	344,405
Series A, 5.88%, 08/01/44(c)	430	444,701
Series A, 5.13%, 09/01/52(c)	1,000	1,074,009
New Jersey Educational Facilities Authority, RB
Series C, (AGM), 3.25%, 07/01/49	290	296,018
Series C, (AGM), 4.00%, 07/01/50	245	269,146
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,005	2,161,240
Series B, 5.00%, 07/01/32	2,465	2,801,349

1

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued)
Series B, 5.00%, 07/01/42	$560	$566,318
Series H, (AGM), 4.00%, 07/01/39	715	757,076
New Jersey Higher Education Student Assistance Authority, RB, Sub-Series C, AMT, 4.00%, 12/01/48	700	741,307
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series A, 2.38%, 12/01/29	350	346,847
1st Series, AMT, 5.75%, 12/01/28	330	330,286
Series B, AMT, 3.00%, 12/01/32	1,835	1,862,468
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	1,033,689
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/22(b)	460	466,693
Series A, 5.00%, 07/01/40	5,000	5,533,245

		36,859,072

Health — 14.4%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	300,853
5.00%, 01/01/39	270	299,487
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	4,660	5,366,941
4.00%, 07/01/44	4,120	4,478,803
2.38%, 07/01/46	3,740	3,200,838
3.00%, 07/01/51	1,895	1,856,363
4.00%, 07/01/51	7,020	7,822,681
Series A, 5.25%, 07/01/35	1,460	1,534,148
Series A, 5.00%, 07/01/39	1,150	1,240,341
Series A, 5.00%, 07/01/43	1,535	1,653,993
Series A, 5.50%, 07/01/43	920	967,884
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 08/15/23(b)	460	486,332
5.00%, 07/01/24(b)	2,950	3,207,446
5.00%, 07/01/27	1,500	1,520,221
5.00%, 07/01/29	285	302,816
5.00%, 07/01/34	1,000	1,141,017
5.00%, 07/01/39	4,060	4,595,575
4.00%, 07/01/41	1,000	1,082,098
5.00%, 07/01/45(a)	1,000	1,145,113
Series A, 5.00%, 07/01/22(b)	3,230	3,276,701
Series A, 4.00%, 07/01/32	2,300	2,519,829
Series A, 5.00%, 07/01/37	6,000	6,993,918
Series A, 5.00%, 07/01/43	1,290	1,479,387

		56,472,785

Housing — 2.8%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, 2.15%, 10/01/41	930	835,648
Series H, 2.30%, 10/01/46	695	616,309
Series H, 2.40%, 04/01/52	695	617,533
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.25%, 11/01/36	350	330,019
Series A, (HUD SECT 8), 2.45%, 11/01/45	240	216,440
Series A, (HUD SECT 8), 2.65%, 11/01/46	350	319,120

Security	Par (000)	Value

Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing (continued)
Series A, 4.00%, 11/01/48.	$150	$155,579
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	196,333
Series A, (HUD SECT 8), 2.70%, 11/01/51	350	313,540
Series A, 4.10%, 11/01/53	100	105,196
Series A, (HUD SECT 8), 2.63%, 11/01/56	220	192,228
Series A, (HUD SECT 8), 2.75%, 11/01/56	350	309,209
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	990	1,058,339
Series E, 2.25%, 10/01/40	755	699,430
Series E, 2.40%, 10/01/45	575	525,346
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,736,376
Series A, 4.38%, 12/01/33	2,515	2,594,464

		10,821,109

State — 18.9%
Casino Reinvestment Development Authority, Inc., Refunding RB
(AGM), 4.00%, 11/01/34	500	520,630
5.25%, 11/01/39	1,020	1,091,122
5.25%, 11/01/44	1,590	1,694,501
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	2,565	3,038,514
Garden State Preservation Trust, RB, CAB(d)
Series B, (AGM), 0.00%, 11/01/24	10,000	9,586,620
Series B, (AGM), 0.00%, 11/01/27	4,135	3,678,554
New Jersey Economic Development Authority, RB
4.00%, 06/15/49	1,190	1,284,511
Series A, (NPFGC), 5.25%, 07/01/26	1,000	1,142,401
Series A, 5.00%, 06/15/42	4,545	5,156,866
Series DDD, 5.00%, 06/15/42	3,000	3,385,896
Series EEE, 5.00%, 06/15/43	2,155	2,472,386
New Jersey Economic Development Authority, Refunding RB
5.00%, 06/15/22(b)(e)	2,340	2,367,650
Series N-1, (AMBAC), 5.50%, 09/01/26	600	693,050
Series PP, 4.00%, 06/15/24(b)	4,875	5,183,544
Sub-Series A, 5.00%, 07/01/33	125	142,418
Sub-Series A, 4.00%, 07/01/34	165	178,905
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	2,500	2,705,663
New Jersey Educational Facilities Authority, RB, Series A, 5.00%, 09/01/33	1,750	1,886,539
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 09/15/29	2,000	2,092,418
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	1,000	1,083,428
Series BB, 5.00%, 06/15/44	500	570,772
Series BB, 5.00%, 06/15/50	535	611,142
Series S, 5.25%, 06/15/43	1,720	2,017,507
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	10,000	5,683,400
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/32	1,775	2,074,941

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/48	$2,380	$2,637,288
State of New Jersey, GO
2.00%, 06/01/37	2,600	2,374,442
Series A, 4.00%, 06/01/32	7,370	8,613,739

		73,968,847

Tobacco — 1.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,500	1,682,061
Series A, 5.25%, 06/01/46	915	1,042,579
Sub-Series B, 5.00%, 06/01/46	2,000	2,222,902

		4,947,542

Transportation — 12.5%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.13%, 01/01/39	1,000	1,066,073
AMT, (AGM), 5.13%, 07/01/42	1,000	1,059,873
AMT, 5.38%, 01/01/43	905	958,868
New Jersey Transportation Trust Fund Authority, RB
4.00%, 06/15/46	650	695,458
4.00%, 06/15/50	525	566,684
Series A, 5.00%, 06/15/30	1,250	1,419,200
Series AA, 5.25%, 06/15/31	2,000	2,094,028
Series AA, 4.00%, 06/15/50	1,100	1,180,572
Series B, 5.00%, 06/15/33	550	642,635
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, 0.00%, 12/15/32	10,000	7,414,530
Series A, 0.00%, 12/15/35	8,900	5,774,169
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/26	300	339,124
Series A, 5.00%, 06/15/31	3,230	3,710,179
Series A, 5.00%, 06/15/32	500	611,798
Series A, 5.00%, 06/15/33	1,250	1,523,370
Series A, 4.00%, 06/15/34	1,300	1,437,896
Series A, 4.00%, 06/15/35	2,400	2,691,146
Series A, 5.00%, 12/15/35	455	530,323
Series A, 4.00%, 06/15/36	1,435	1,583,865
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,000	2,169,636
New Jersey Turnpike Authority, Refunding RB
Series A, (BHAC-CR AGM), 5.25%, 01/01/30	1,000	1,245,587
Series B, 5.00%, 01/01/34	1,600	1,871,018
Series E, 5.00%, 01/01/32	1,350	1,586,007
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	3,545	4,157,133
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/22(b)	295	303,352
Series A, 5.00%, 11/01/32	440	475,574
Series A, 5.00%, 11/01/33	250	270,066
Series A, 5.00%, 11/01/39	1,500	1,615,723

		48,993,887

Security	Par (000)	Value

Utilities — 0.1%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	$295	$311,972
New Jersey Infrastructure Bank, RB, 2.00%, 09/01/43	240	206,988

		518,960

Total Municipal Bonds in New Jersey		308,459,179

New York — 5.5%

Transportation — 5.5%
Port Authority of New York & New Jersey, ARB
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,099,384
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	2,345	2,634,957
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	3,545	3,821,262
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	2,170	2,359,565
Series 221, AMT, 5.00%, 07/15/31	3,250	3,975,943
Port Authority of New York & New Jersey, Refunding ARB
Series 205th, 5.00%, 11/15/42	1,975	2,295,880
178th Series, AMT, 5.00%, 12/01/43	285	300,708
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	3,000	3,228,867
Series 223, AMT, 4.00%, 07/15/51	1,540	1,678,458

Total Municipal Bonds in New York		21,395,024

Pennsylvania — 0.5%

Transportation — 0.5%
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,594,955
Delaware River Port Authority, Refunding RB, 5.00%, 01/01/27	415	428,079

Total Municipal Bonds in Pennsylvania		2,023,034

Puerto Rico — 3.1%

State — 2.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,932	3,232,354
Series A-1, Restructured, 5.00%, 07/01/58	3,105	3,464,177
Series A-2, Restructured, 4.33%, 07/01/40	580	636,433
Series A-2, Restructured, 4.78%, 07/01/58	1,757	1,938,453
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	1,842	599,009
Series A-1, Restructured, 0.00%, 07/01/51	1,885	443,495
Series B-1, Restructured, 0.00%, 07/01/46	567	184,441

		10,498,362

Utilities — 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer
Authority, Refunding RB
Series A, Senior Lien, 5.13%, 07/01/37	160	162,293
Series A, Senior Lien, 5.25%, 07/01/42	1,445	1,464,398

		1,626,691

Total Municipal Bonds in Puerto Rico		12,125,053

Total Municipal Bonds — 88.0% (Cost: $325,355,625)		344,590,396

3

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New Jersey — 8.1%

County/City/Special District/School District — 2.6%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	$1,440	$1,636,813
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	2,000	2,005,567
Series A, AMT, 5.25%, 12/01/31	6,275	6,294,129

		9,936,509

Education — 3.5%
New Jersey Economic Development Authority, Refunding RB(g)
AMT, 3.00%, 08/01/41	4,622	4,565,964
AMT, 3.00%, 08/01/43	6,648	6,566,779
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43(b)	2,500	2,616,759

		13,749,502

Health — 2.0%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	7,332	7,882,971

Total Municipal Bonds in New Jersey		31,568,982

New York — 0.4%

Transportation — 0.4%
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,455	1,627,965

Total Municipal Bonds in New York		1,627,965

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.5% (Cost: $32,617,140)		33,196,947

Total Long-Term Investments — 96.5% (Cost: $357,972,765)		377,787,343

Short-Term Securities

Commercial Paper — 2.2%
Port Authority of New York & New Jersey, Refunding ARB, 0.13%, 03/03/22	8,840	8,839,957

		8,839,957

Security	Shares	Value

Money Market Funds — 5.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	21,062,782	$21,062,782

Total Short-Term Securities — 7.6% (Cost: $29,904,635)		29,902,739

Total Investments — 104.1% (Cost: $387,877,400)		407,690,082

Other Assets Less Liabilities — 0.5%		2,000,812

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.6)%		(17,964,696)

Net Assets — 100.0%		$391,726,198

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 1, 2037, is $5,808,746.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$28,655,380	$—	$(7,586,138)	(a)	$(3,001)	$(3,459)	$21,062,782	21,062,782	$2,046	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock New Jersey Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	27	06/21/22	$3,441	$(28,731)
U.S. Long Bond	14	06/21/22	2,198	(36,484)
5-Year U.S. Treasury Note	32	06/30/22	3,785	(26,501)

				$(91,716)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$344,590,396	$—	$344,590,396
Municipal Bonds Transferred to Tender Option Bond Trusts	—	33,196,947	—	33,196,947
Short-Term Securities
Commercial Paper	—	8,839,957	—	8,839,957
Money Market Funds	21,062,782	—	—	21,062,782

	$21,062,782	$386,627,300	$—	$407,690,082

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(91,716)	$—	$—	$(91,716)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $17,959,363 are categorized as Level 2 within the fair value hierarchy.

5

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock New Jersey Municipal Bond Fund

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SCH BD RES FD	School Board Resolution Fund

S C H E D U L E O F I N V E S T M E N T S	6